ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and expected credit losses as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	573,950	819,999
Less: allowance for expected credit losses	(49,132)	(54,972)
Total accounts receivable, net	524,818	765,027

The roll-forward of the allowance for credit losses related to accounts receivable for the years ended December 31, 2023 and 2024 consists of the following activity:

	For the Year ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of year	6,249	49,132
Provision for expected credit losses	42,883	5,840
Balance at end of year	49,132	54,972